Note 6 - Allowance for Loan Losses and Credit Quality Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Allowance For Loan Losses And Credit Quality Information [Text Block]

NOTE 6 Allowance for Loan Losses and Credit Quality Information

The allowance for loan losses is summarized as follows:

(Dollars in thousands)	Single Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2019	$857	5,060	1,507	1,140	8,564

Provision for losses	$173	2,938	(63)	(349)	2,699
Charge-offs	0	(730)	(84)	(8)	(822)
Recoveries	0	27	29	202	258
Balance, December 31, 2020	$1,030	7,295	1,389	985	10,699

Provision for losses	$(56)	(1,524)	(424)	(115)	(2,119)
Charge-offs	0	(36)	(42)	0	(78)
Recoveries	0	653	58	66	777
Balance, December 31, 2021	$974	6,388	981	936	9,279

Allocated to:
Specific reserves	$29	95	100	14	238
General reserves	1,001	7,200	1,289	971	10,461
Balance, December 31, 2020	$1,030	7,295	1,389	985	10,699

Allocated to:
Specific reserves	$36	280	83	7	406
General reserves	938	6,108	898	929	8,873
Balance, December 31, 2021	$974	6,388	981	936	9,279

Loans receivable at December 31, 2020:
Individually reviewed for impairment	$857	1,484	750	35	3,126
Collectively reviewed for impairment	134,166	379,220	54,641	82,638	650,665
Ending balance	$135,023	380,704	55,391	82,673	653,791

Loans receivable at December 31, 2021:
Individually reviewed for impairment	$340	3,757	546	7	4,650
Collectively reviewed for impairment	162,982	393,111	41,099	60,158	657,350
Ending balance	$163,322	396,868	41,645	60,165	662,000

The following table summarizes the amount of classified and unclassified loans at December 31, 2021 and 2020:

	December 31, 2021
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$410	791	56	0	1,257	162,065	163,322
Commercial real estate:
Real estate rental and leasing	16,012	4,753	0	0	20,765	188,901	209,666
Other	6,824	9,571	0	0	16,395	170,807	187,202
Consumer	0	475	21	50	546	41,099	41,645
Commercial business	1,933	1,813	0	0	3,746	56,419	60,165
	$25,179	17,403	77	50	42,709	619,291	662,000

	December 31, 2020
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$1,219	2,845	29	0	4,093	130,930	135,023
Commercial real estate:
Real estate rental and leasing	8,065	3,483	0	0	11,548	190,852	202,400
Other	8,774	9,750	0	0	18,524	159,780	178,304
Consumer	0	600	132	18	750	54,641	55,391
Commercial business	1,968	2,482	0	0	4,450	78,223	82,673
	$20,026	19,160	161	18	39,365	614,426	653,791

Classified loans represent special mention, substandard (performing and non-performing), and non-performing loans categorized as doubtful and loss. Loans classified as special mention are loans that have potential weaknesses that, if left uncorrected, may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Loans classified as substandard are loans that are generally inadequately protected by the current net worth and paying capacity of the obligor, or by the collateral pledged, if any. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Loans classified as doubtful have the weaknesses of those classified as substandard, with additional characteristics that make collection in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. A loan classified as loss is essentially uncollateralized and/or considered uncollectible and of such little value that continuance as an asset on the balance sheet may not be warranted. Loans classified as substandard or doubtful require the Bank to perform an analysis of the individual loan and charge off any loans, or portion thereof, that are deemed uncollectible.

The aging of past due loans at December 31, 2021 and 2020 is summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
December 31, 2021
Single family	$864	65	153	1,082	162,240	163,322	0
Commercial real estate:
Real estate rental and leasing	198	0	0	198	209,468	209,666	0
Other	226	3,402	0	3,628	183,574	187,202	0
Consumer	174	89	122	385	41,260	41,645	0
Commercial business	0	0	0	0	60,165	60,165	0
	$1,462	3,556	275	5,293	656,707	662,000	0
December 31, 2020
Single family	$626	38	298	962	134,061	135,023	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	202,400	202,400	0
Other	0	0	0	0	178,304	178,304	0
Consumer	458	66	279	803	54,588	55,391	0
Commercial business	0	0	0	0	82,673	82,673	0
	$1,084	104	577	1,765	652,026	653,791	0

Impaired loans include loans that are non-performing (non-accruing) and loans that have been modified in a troubled debt restructuring (TDR).

The following table summarizes impaired loans and related allowances for the years ended December 31, 2021 and 2020:

	December 31, 2021
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$253	272	0	502	2
Commercial real estate:
Real estate rental and leasing	0	0	0	432	0
Other	189	189	0	197	0
Consumer	419	419	0	545	9

Loans with an allowance recorded:
Single family	87	87	36	113	0
Commercial real estate:
Real estate rental and leasing	0	0	0	98	0
Other	3,568	3,568	280	844	142
Consumer	127	127	83	136	2
Commercial business	7	7	7	25	0

Total:
Single family	340	359	36	615	2
Commercial real estate:
Real estate rental and leasing	0	0	0	530	0
Other	3,757	3,757	280	1,041	142
Consumer	546	546	83	681	11
Commercial business	7	7	7	25	0
	$4,650	4,669	406	2,892	155

	December 31, 2020
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$740	759	0	616	34
Commercial real estate:
Real estate rental and leasing	932	1,582	0	580	33
Other	211	211	0	314	2
Consumer	574	574	0	626	10
Commercial business	0	0	0	2	0

Loans with an allowance recorded:
Single family	117	117	29	242	0
Commercial real estate:
Real estate rental and leasing	166	166	5	175	0
Other	175	175	90	425	10
Consumer	176	176	100	170	6
Commercial business	35	586	14	200	2

Total:
Single family	857	876	29	858	34
Commercial real estate:
Real estate rental and leasing	1,098	1,748	5	755	33
Other	386	386	90	739	12
Consumer	750	750	100	796	16
Commercial business	35	586	14	202	2
	$3,126	4,346	238	3,350	97

At December 31, 2021 and 2020, non-accruing loans totaled $4.6 million and $2.7 million, respectively, for which the related allowance for loan losses was $0.4 million and $0.2 million, respectively. Non-accruing loans for which no specific allowance has been recorded because management determined that the value of the collateral was sufficient to repay the loan totaled $0.9 million and $2.1 million at December 31, 2021 and 2020, respectively. Had the non-accruing loans performed in accordance with their original terms, the Company would have recorded gross interest income on the loans of $0.3 million and $0.2 million in 2021 and 2020, respectively. For the years ended December 31, 2021 and 2020, the Company recognized interest income on these loans of $0.2 million and $0.1 million, respectively. All of the interest income that was recognized for non-accruing loans was recognized using the cash basis method of income recognition. Non-accrual loans also include some of the loans that have had terms modified in a TDR.

The following table summarizes non-accrual loans at December 31, 2021 and 2020:

(Dollars in thousands)	2021	2020
Single family	$340	502
Commercial real estate:
Real estate rental and leasing	0	1,098
Other	3,757	386
Consumer	517	689
Commercial business	7	9
	$4,621	2,684

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of loan balances. If the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan, the modified loan is considered a TDR.

At December 31, 2021 and 2020, there were loans included in loans receivable, net, with terms that had been modified in a TDR totaling $1.1 million and $1.5 million, respectively. Had these loans been performing in accordance with their original terms throughout 2021 and 2020, the Company would have recorded gross interest income of $0.1 million in both years. During 2021 and 2020 the amount of interest income received on these loans was not material. For the loans that were modified in 2021, none were classified and performing and $0.3 million were non-performing at December 31, 2021.

The following table summarizes TDRs at December 31, 2021 and 2020:

(Dollars in thousands)	2021	2020
Single family	$254	612
Commercial real estate:
Other	355	211
Consumer	442	630
Commercial business	0	25
	$1,051	1,478

TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal and/or interest due, or acceptance of real estate or other assets in full or partial satisfaction of the debt. Loan modifications are not reported as TDRs after 12 months if the loan was modified at a market rate of interest for comparable risk loans, and the loan is performing in accordance with the terms of the restructured agreement. All loans classified as TDRs are considered to be impaired.

When a loan is modified as a TDR, there may be a direct, material impact on the loans within the Consolidated Balance Sheets, as principal balances may be partially forgiven. The financial effects of TDRs are presented in the following table and represent the difference between the outstanding recorded balance pre-modification and post-modification, for the periods ended December 31, 2021 and 2020:

	Year ended December 31, 2021			Year ended December 31, 2020
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
Single family	1	$38	40	1	$94	101
Commercial real estate:
Other	1	139	139	2	293	293
Consumer	1	93	94	0	0	0
Commercial business	1	14	14	0	0	0
Total	4	$284	287	3	$387	394

There were no loans that were restructured during the years ended December 31, 2021 and 2020 that subsequently defaulted during 2021 and 2020, respectively.

The Company considers a loan to have defaulted when it becomes 90 or more days past due under the modified terms, when it is placed in non-accrual status, when it becomes other real estate owned, or when it becomes non-compliant with some other material requirement of the modification agreement.

Loans that were non-accrual prior to modification remain non-accrual for at least six months following modification. Non-accrual TDR loans that have performed according to the modified terms for six months may be returned to accruing status. Loans that were accruing prior to modification may remain on accrual status after the modification as long as the loan continues to perform under the new terms.

TDRs are reviewed for impairment following the same methodology as other impaired loans. For loans that are collateral dependent, the value of the collateral is reviewed and additional reserves may be added as needed. Loans that are not collateral dependent may have additional reserves established if deemed necessary. The allocated reserves for TDRs were $0.2 million, or 2.6%, of the total $9.3 million in allowance for loan losses at December 31, 2021, and $0.1 million, or 0.9%, of the total $10.7 million in allowance for loan losses at December 31, 2020.

Section 4013 of the CARES Act temporarily allowed the Bank to grant modifications of loans to borrowers that were impacted by the pandemic without classifying the modifications as TDRs if the accommodation was granted before December 31, 2021. In accordance with the regulatory guidance, the Bank granted accommodations on certain loans to borrowers who were negatively impacted by the pandemic. At December 31, 2021, the Company had no loans with outstanding loan accommodations in accordance with Section 4013 of the CARES Act and at December 31, 2020 had $34.6 million of outstanding loans that had been granted accommodations. These accommodations were in addition to the TDRs that are disclosed above.